Senior Promissory Note – related party (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Nov. 30, 2021	Nov. 30, 2020	Jun. 29, 2021
Debt instrument, principal value	$ 526,534		$ 526,534		$ 484,156	$ 399,397
Interest expense	11,248	$ 11,247	22,495	$ 22,494	44,990	$ 44,990
China Energy Partners LLC [Member]
Debt instrument, principal value	55,234		55,234		$ 25,315
Interest expense	$ 15,123		$ 29,918
China Energy Partners LLC [Member] | Redemption Agreement [Member] | Series A Preferred Stock [Member]
Debt instrument, principal value							$ 1,000,000
Debt instrument, interest rate							6.00%